Investments in associates and joint ventures (Summarized financial information of material joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross amounts of joint ventures'
Current assets	¥ 92,471,124	¥ 66,137,631
Non-current assets	408,300,099	383,767,027
Current liabilities	(186,398,301)	(154,048,091)
Non-current liabilities	(180,814,909)	(144,240,369)
Equity	133,558,013	151,616,198	¥ 130,379,046	¥ 116,121,670
Revenue	204,605,083	169,446,338	174,009,401
Net profit/(loss)	(13,190,889)	2,610,563	1,108,205
Total comprehensive income/(loss)	(13,752,574)	1,639,525	¥ 1,679,092
Shanghai Time Shipping [member]
Gross amounts of joint ventures'
Current assets	482,732	318,387
Non-current assets	3,666,424	3,910,739
Current liabilities	(2,204,087)	(2,375,821)
Non-current liabilities	(197,496)
Equity	1,747,573	1,853,305
Revenue	2,028,494	1,143,885
Gross Profit	567,470	169,040
Net profit/(loss)	300,268	11,325
Total comprehensive income/(loss)	300,268	11,325
Dividend received in cash from the joint ventures	50,000
Reconciled to the interests in the joint ventures:
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,747,573	¥ 1,853,305
The Group's effective interest rates	50.00%	50.00%
The Group's share of net assets	¥ 873,787	¥ 926,653
Impact of adjustments	18,324	18,324
Carrying amount in the consolidated financial statements	892,111	944,977
Jiangsu Nantong Power [member]
Gross amounts of joint ventures'
Current assets	1,296,242	742,195
Non-current assets	4,585,414	4,740,502
Current liabilities	(2,746,397)	(2,046,053)
Non-current liabilities	(1,396,877)	(1,318,905)
Equity	1,738,382	2,117,739
Revenue	3,996,964	3,118,059
Gross Profit	(368,485)	541,305
Net profit/(loss)	(357,719)	240,436
Total comprehensive income/(loss)	(357,719)	240,436
Dividend received in cash from the joint ventures	10,820	126,215
Reconciled to the interests in the joint ventures:
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,738,382	¥ 2,117,739
The Group's effective interest rates	50.00%	50.00%
The Group's share of net assets	¥ 869,191	¥ 1,058,870
Carrying amount in the consolidated financial statements	¥ 869,191	¥ 1,058,870